Cover	Oct. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-42103
Entity Registrant Name	Nakamoto Inc.
Entity Central Index Key	0001946573
Entity Tax Identification Number	84-3829824
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 10th Ave South
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	676-8668
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NAKA
Security Exchange Name	NASDAQ
Tradeable Warrants to purchase shares of Common Stock, par value $0.001 per share
Title of 12(b) Security	Tradeable Warrants to purchase shares of Common Stock, par value $0.001 per share
Trading Symbol	NAKAW*